Income Tax - Summary of Activity In Valuation Allowance (Details) $ in Thousands	12 Months Ended
Jun. 30, 2026 USD ($)
Valuation Allowance [Line Items]
Balance at beginning of year	$ 0
Amounts recorded through the opening balance sheet / business combination	(32,724)
Adjustments to the beginning balance	0
Net change recorded in the provision for income taxes	2,437
Balance at end of year	$ (30,287)